STOCK-BASED COMPENSATION - Changes in Outstanding Stock Options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 30, 2025	Dec. 31, 2025	Dec. 31, 2025
Shares
Balance at beginning of period (in shares)	2,449	1,732	2,449
Granted (in shares)	0	0
Exercised (in shares)	(1,022)	(1,294)
Forfeited (in shares)	0	0
Expired (in shares)	0	0
Balance at end of period (in shares)	1,427	438	438
Weighted Average Exercise Price
Balance at beginning of period (in USD per share)	$ 14.25	$ 11.11	$ 14.25
Granted (in USD per share)	0	0
Exercised (in USD per share)	15.33	11.00
Forfeited (in USD per share)	0	0
Expired (in USD per share)	0	0
Balance at end of period (in USD per share)	$ 13.48	$ 11.44	$ 11.44
Options Additional Disclosures
Remaining term at end of period			9 months 18 days
Options outstanding, aggregate intrinsic value		$ 12,121	$ 12,121
Options exercisable (in shares)		438	438
Options exercisable (in USD per share)		$ 11.44	$ 11.44
Term of options exercisable			9 months 18 days
Options exercisable, aggregate intrinsic value		$ 12,121	$ 12,121